Fixed Assets	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Fixed Assets
7.    FIXED ASSETS
Fixed assets consist of:

	2022	2021
Cost
Land	$181	$198
Buildings	2,740	2,719
Machinery and equipment	17,258	17,355

	20,179	20,272
Accumulated depreciation
Buildings	(1,310)	(1,223)
Machinery and equipment	(10,696)	(10,756)

	$8,173	$8,293

Included in the cost of fixed assets are construction in progress expenditures of $1.5 billion [2021
- $1.0 billion]
that have not
been
depreciated.